Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements - $ / shares	6 Months Ended	10 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of quantitative information regarding Level 3 fair value measurements [Abstract]
Unit price (in Dollars per share)	$ 9.95	$ 11.30
Strike Price (in Dollars per share)	$ 11.50	$ 11.50
Term (Years)	5 years	5 years 6 months
Volatility	20.50%	25.00%
Risk-free rate	0.88%	0.43%
Dividend yield	0.00%	0.00%